Variable interest entities and securitization (Tables)	12 Months Ended
Dec. 31, 2019
Securitizations And Variable Interest Entities Disclosure [Abstract]
Incremental Assets and Liabilities Included in Consolidated Financial Statements
The following table presents the incremental assets and liabilities included in the consolidated balance sheet as of Dec. 31, 2019 and Dec. 31, 2018. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital we invested in the VIE.

Consolidated investments	Dec. 31, 2019				Dec. 31, 2018
(in millions)	Investment Management funds		Securitization	Total consolidated investments	Investment Management funds		Securitization	Total consolidated investments
Trading assets	$229		$400	$629	$243		$400	$643
Other assets	16		—	16	220		—	220
Total assets	$245	(a)	$400	$645	$463	(b)	$400	$863
Other liabilities	$1		$387	$388	$2		$371	$373
Total liabilities	$1	(a)	$387	$388	$2	(b)	$371	$373
Nonredeemable noncontrolling interests	$102	(a)	$—	$102	$101	(b)	$—	$101

(a)	Includes VMEs with assets of $50 million, liabilities of $1 million and nonredeemable noncontrolling interests of $1 million.
(b)
Includes VMEs with assets of $253 million, liabilities of $2 million and nonredeemable noncontrolling interests of less than $1 million.

Schedule of Variable Interest Entities
As of Dec. 31, 2019 and Dec. 31, 2018, the following assets and liabilities related to the VIEs where we are not the primary beneficiary were included in our consolidated balance sheets and primarily related to accounting for our investments in qualified affordable housing and renewable energy projects.

The maximum loss exposure indicated in the table below relates solely to our investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs	Dec. 31, 2019			Dec. 31, 2018
(in millions)	Assets	Liabilities	Maximum loss exposure	Assets	Liabilities	Maximum loss exposure
Securities - Available-for-sale (a)	$208	$—	$208	$214	$—	$214
Other	2,400	422	2,822	2,450	479	2,929
(a)
Includes investments in the Company’s sponsored CLOs.